CORPORATE ADMINISTRATIVE COSTS	12 Months Ended
Dec. 31, 2020
CORPORATE ADMINISTRATIVE COSTS
CORPORATE ADMINISTRATIVE COSTS

14.         CORPORATE ADMINISTRATIVE COSTS

	For the year ended
	December 31,	December 31,
	2020	2019

Salaries and benefits	$11,006	$5,608
Investor relations	3,155	2,294
Professional fees	2,254	1,756
Insurance	1,452	1,009
Share-based compensation	1,220	5,459
Depreciation	808	649
Office	666	854
Listing and filing fees	418	433
Travel and accommodation	226	612
	$21,205	$18,674